Financial Derivative Contracts and Hedge Accounting - Schedule of Effective Portion Generated by Cash Flow Derivatives Recorded in Statement of Changes in Equity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 16,287	$ 802	$ 92,632	$ 89,644
Ineffective Portion	(2)		15
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	2,676		(19,337)
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(925)		(67)
Ineffective Portion	(2)		119
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	15,455		2,953
Ineffective Portion			7
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(852)		(197)
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ (869)		19,636
Ineffective Portion			$ (111)